Accounts receivable, net (Tables)	12 Months Ended
Dec. 31, 2024
Accounts receivable, net
Schedule of accounts receivable

	As of December 31,
	2023	2024
	RMB	RMB	US$
Accounts receivable	39,675	55,720	7,634
Less: allowance for credit losses	(5,331)	(4,916)	(674)
Total accounts receivable, net	34,344	50,804	6,960

Schedule of movement in allowance for credit losses

	2023	2024
	RMB	RMB	US$
Balance at beginning of year	5,142	5,331	730
Adoption of ASC 326	589	—	—
Provisions	636	1,362	187
Write-offs	(1,036)	(1,777)	(243)
Balance at end of year	5,331	4,916	674